Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment

13 Property, plant and equipment

Please refer to the following table for the development from January 1, 2021 to December 31, 2023:

			Other
			equipment,
			furniture
in EUR k	Buildings	Plant	and fixtures	Total

As of Jan 1, 2021	3,359	14,124	12,590	30,073
Additions	5	144	2,766	2,915
Disposal*	—	(379)	(718)	(1,097)
Transfers from right-of-use assets***	—	1,165	—	1,165
As of Dec 31, 2021	3,364	15,054	14,638	33,056
Additions	—	24	504	528
Disposal**	—	(66)	(3,021)	(3,087)
Currency translation differences	3	11	20	34
Transfers from right-of-use assets***	—	2,628	—	2,628
As of Dec 31, 2022	3,367	17,651	12,141	33,159
Additions	—	—	40	40
Disposal	—	(290)	(61)	(351)
Currency translation differences	(2)	(5)	(12)	(19)
Transfers from right-of-use assets***	—	3,639	—	3,639
As of Dec 31, 2023	3,365	20,995	12,108	36,468

Accumulated depreciation and impairment
As of Jan 1, 2021	586	8,255	4,642	13,483
Depreciation	315	3,268	6,407	9,990
Disposal*	—	(157)	(217)	(374)
Transfers from right-of-use assets***	—	493	—	493
As of Dec 31, 2021	901	11,859	10,832	23,592
Depreciation	241	1,568	2,166	3,975
Disposal**	—	(67)	(2,918)	(2,985)
Currency translation differences	2	12	26	40
Transfers from right-of-use assets***	—	1,729	—	1,729
As of Dec 31, 2022	1,144	15,101	10,106	26,351
Depreciation	235	1,865	778	2,878
Disposal	—	148	(536)	(388)
Currency translation differences	—	(5)	(7)	(12)
Transfers from right-of-use assets***	—	1,996	—	1,996
As of Dec 31, 2023	1,379	19,105	10,341	30,825

Carrying amounts
As of Dec 31, 2021	2,463	3,195	3,806	9,464
As of Dec 31, 2022	2,223	2,550	2,035	6,808
As of Dec 31, 2023	1,986	1,890	1,767	5,643

* The disposal relates to the sale of a CentoTruck as part of a contract with a COVID-19 customer.

** The disposal relates to various obsolete plant and machinery equipment mainly in relation to the ramp down of the COVID-19 business segment.

*** The transfers from right-of-use assets represents assets purchased at the end of the lease.

At the end of the third quarter of 2021, management updated its long-term outlook for the COVID-19 testing business, which led to management’s decision to discontinue the COVID-19 business (see Note 9). As part of the wind down, estimated useful lives of all

COVID-19 related tangible assets were accelerated. As of March 31, 2022, there were no operations and no active leases on any of the testing sites. In addition, all COVID-19 related tangible assets have been fully depreciated.